Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes for the years ended December 31 consists of the following:

	2021	2020	2019
Domestic operations	$(125,555)	$(67,232)	$(43,808)
Foreign operations	(461)	121	(83)
Total loss before income taxes	$(126,016)	$(67,111)	$(43,891)

Schedule of Provision for Income Taxes

The provision for income taxes for the years ended December 31 consists of the following:

	2021	2020	2019
Current:
Federal	$—	$—	$—
State	—	7	—
Foreign	(63)	41	19
Total current	(63)	48	19
Deferred:
Federal	54	—	—
State	43	—	—
Foreign	197	—	—
Total deferred	294	—	—
Income tax expense	$231	$48	$19

Schedule of Reconciliation of Income Tax Provision

Reconciliation of the Federal statutory income tax provision for the Company’s effective income tax provision for the years ended December 31:

	2021	2020	2019
Tax at federal statutory rate	$(26,463)	$(14,026)	$(9,215)
State taxes, net of federal effect	(2,593)	(2,197)	(1,117)
Non-deductible items	644	818	159
R&D Credit	(2,442)	(1,289)	(666)
Valuation allowance	31,035	16,366	10,618
Warrant revaluation	(3,682)	173	—
Transaction costs	2,900	—	—
Prior loss limitations	672	—	—
Other, net	160	203	240
Provision for income taxes	$231	$48	$19

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are presented as follows:

	2021	2020
Deferred tax assets:
Net operating losses and tax credits	$52,898	$32,190
R&D credits	6,672	3,620
Interest limitation carryover	3,683	1,345
Intangible assets	11,168	971
Right of use lease liabilities	20,254	9,359
Other	3,610	1,589
Gross deferred tax assets	98,285	49,074
Less valuation allowance	(67,748)	(36,713)
Net deferred tax assets	$30,537	$12,361

	2021	2020
Deferred tax liabilities:
Right of use assets	$(18,952)	$(8,948)
Property and equipment	(11,580)	(2,697)
Other	(299)	(716)
Gross deferred tax liabilities	(30,831)	(12,361)
Net deferred tax liability	$(294)	$—